Convertible Preferred Stock - Fair Value Measurements (Details)	Dec. 31, 2023	Oct. 02, 2023	Dec. 31, 2022 item $ / shares Y
Measurement Input, Fair Value Share Price | Series B-2 | Guideline Public Company Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			14.97
Measurement Input, Fair Value Share Price | Series B-3 Convertible Preferred Stock | Guideline Public Company Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			3.24
Measurement Input, Exercise Share Price | Series B-2 | Guideline Public Company Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			14.16
Measurement Input, Exercise Price | Black-Scholes Model | Series B-3 warrant liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			2.03
Expected share price volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.500
Expected share price volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.650
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.054	0.049
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.040
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.047
Expected term (years) | Black-Scholes Model | Series B-3 warrant liabilities | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | Y			5.8
Expected term (years) | Black-Scholes Model | Series B-3 warrant liabilities | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | Y			6.0
Expected term (years) | Series B-2 Tranche Liability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | item			0.2
Expected term (years) | Series B-2 Tranche Liability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | item			0.4
Estimated dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0